Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill Balance

Changes in the Company’s goodwill balance are summarized in the table below (in thousands):

Balance at December 31, 2013	$507,611
Acquired in business combinations	11,647
Foreign currency translation adjustment	(26,098)
Post-acquisition goodwill adjustment for Stayz	511

Balance at December 31, 2014	493,671
Foreign currency translation adjustment	(33,622)

Balance at September 30, 2015	$460,049

Changes in the Company’s goodwill balance for the years ended December 31, 2014 and 2013 are summarized in the table below (in thousands).

Balance at December 31, 2012	$312,412
Acquired in business combinations	198,124
Foreign currency translation adjustment	(2,925)

Balance at December 31, 2013	$507,611
Acquired in business combinations	11,647
Foreign currency translation adjustment	(26,098)
Post-acquisition goodwill adjustment for the Stayz acquisition	511

Balance at December 31, 2014	$493,671

Amortized Finite-Lived Intangible Assets

The Company’s finite-lived intangible assets are summarized in the table below (in thousands):

		September 30, 2015			December 31, 2014
	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names and trademarks	10	$28,525	$(9,572)	$18,953	$30,316	$(8,396)	$21,920
Developed technology	2-8	20,290	(14,748)	5,542	21,293	(13,231)	8,062
Customer relationships	6-14	53,436	(27,650)	25,786	57,656	(25,512)	32,144
Noncompete agreements and domain names	2-5	1,949	(1,256)	693	2,224	(923)	1,301

Total		$104,200	$(53,226)	$50,974	$111,489	$(48,062)	$63,427

The finite-lived intangible assets that are being amortized are summarized in the table below (in thousands):

		December 31, 2014			December 31, 2013
	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names and trademarks	10	$30,316	$(8,396)	$21,920	$30,066	$(5,050)	$25,016
Developed technology	2-8	21,293	(13,231)	8,062	31,513	(23,646)	7,867
Customer relationships	6-14	57,656	(25,512)	32,144	80,510	(41,739)	38,771
Noncompete agreements and domain names	2-5	2,224	(923)	1,301	5,163	(3,181)	1,982

Total		$111,489	$(48,062)	$63,427	$147,252	$(73,616)	$73,636

Summary of Amortization Expenses

The following table summarizes amortization expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Amortization expense	$2,819	$3,397	$8,713	$10,163

The following table summarizes the amortization expense that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Amortization expense	$13,916	$11,668	$12,438

Expected Future Annual Amortization Expense for Finite-Lived Intangible Assets

Expected future annual amortization expense for definite-lived intangible assets as of December 31, 2014 is as follows (in thousands):

2015	$11,772
2016	9,132
2017	8,042
2018	7,738
2019	7,057
Thereafter	19,686

$63,427

Indefinite-Lived Intangible Assets	The Company has the following indefinite-lived intangible assets recorded in its consolidated balance sheet (in thousands):

	September 30,	December 31,
	2015	2014
Trade names	$7,029	$7,029

The Company has the following indefinite-lived intangible assets recorded in its consolidated balance sheets as of December 31, 2014 and 2013, respectively (in thousands):

	December 31,
	2014	2013
Trademarks, trade names and other	$7,029	$7,029